------------------------------
                                                           OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number:          3235-0456
                                                  Expires:        March 31, 2012
                                                  Estimated average burden
                                                  hours per response           2
                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
--------------------------------------------------------------------------------
1. Name and address of issuer:

Investment Managers Series Trust
803 W. Michigan Street
Milwaukee, WI 53233
--------------------------------------------------------------------------------
2. The name of each series of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

   Zacks Multi-Cap Opportunities Fund
--------------------------------------------------------------------------------
3. Investment Company Act File Number: 811-21719

   Securities Act File Number:         333-122901
--------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:

      November 30, 2010
--------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) Note: If the Form is being filed late, interest must be paid on the registration fee due.
--------------------------------------------------------------------------------
4(c). [ ] Check box if this is the last time the issuer will be filing this
      Form.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. Calculation of registration fee:

   (i) Aggregate sale price of securities sold during
   the fiscal year pursuant to section 24(f):                      $  6,062,497
                                                                   ------------
   (ii) Aggregate price of securities redeemed or
   repurchased during the fiscal year:                ($13,317,286)
                                                      ------------
   (iii) Aggregate price of securities redeemed or
   repurchased during any prior fiscal year ending
   no earlier than October 11, 1995 that were not
   previously used to reduce registration
   fees payable to the Commission:                             $(0)
                                                      ------------
   (iv) Total available redemption credits
   [add Items 5(ii) and 5(iii)]:                                   ($13,317,286)
                                                                   ------------

   (v) Net sales - if Item 5(i) is greater than
   Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                $ (7,254,789)
                                                                   ------------
------------------------------------------------------------------
   (vi) Redemption credits available for use in
   future years
   If Item 5(i) is less than Item 5(iv)
   [subtract Item 5(iv) From Item 5(i)]:              $(7,254,789)
------------------------------------------------------------------

   (vii) Multiplier for determining registration fee (See
   Instruction C.9):                                               x  0.0001161
                                                                   ------------
   (viii) Registration fee due [multiply Item 5(v)
   by Item 5(vii)] (enter "0" if no fee is due):                   =  $0
                                                                   -----
--------------------------------------------------------------------------------
6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____________.
--------------------------------------------------------------------------------
7. Interest due -- if this Form is being filed more
   than 90 days after the end of the
   issuer's fiscal year (see Instruction D):                       +$___________
--------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due
   [line 5(viii) plus line 7]:                                     =$___________

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: n/a

   Method of Delivery:
                           [  ] Wire Transfer
                           [  ] Mail or other means
--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ RITA DAM
                           --------------------------------
                           Rita Dam, Treasurer

Date      2/22/11
     -----------------

*Please print the name and title of the signing officer below the signature.

                                                  ------------------------------
                                                           OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number:          3235-0456
                                                  Expires:        March 31, 2012
                                                  Estimated average burden
                                                  hours per response           2
                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
--------------------------------------------------------------------------------
1. Name and address of issuer:

Investment Managers Series Trust
803 W. Michigan Street
Milwaukee, WI 53233
--------------------------------------------------------------------------------
2. The name of each series of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Zacks Market Neutral Fund
--------------------------------------------------------------------------------
3. Investment Company Act File Number: 811-21719

   Securities Act File Number:         333-122901
--------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:

      November 30, 2010
--------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) Note: If the Form is being filed late, interest must be paid on the registration fee due.
--------------------------------------------------------------------------------
4(c). [ ] Check box if this is the last time the issuer will be filing this
      Form.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. Calculation of registration fee:

   (i) Aggregate sale price of securities sold
   during the fiscal year pursuant to section 24(f):               $ 15,308,561
                                                                   ------------
   (ii) Aggregate price of securities redeemed
   or repurchased during the fiscal year:            ($70,745,318)
                                                     ------------
   (iii) Aggregate price of securities redeemed or
   repurchased during any prior fiscal year ending
   no earlier than October 11, 1995 that were not
   previously used to reduce registration fees
   payable to the Commission:                        $(24,668,2120)
                                                     -------------
   (iv) Total available redemption credits
   [add Items 5(ii) and 5(iii)]:                                   ($95,413,530)
                                                                   ------------

   (v) Net sales - if Item 5(i) is greater than
   Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                $(80,104,969)
                                                                   ------------
------------------------------------------------------------------
   (vi) Redemption credits available for use in
   future years
   If Item 5(i) is less than Item 5(iv)
   [subtract Item 5(iv) From Item 5(i)]:             $(80,104,969)
------------------------------------------------------------------
   (vii) Multiplier for determining registration
   fee (See Instruction C.9):                                      x  0.0001161
                                                                   ------------
   (viii) Registration fee due [multiply Item \
   5(v) by Item 5(vii)] (enter "0" if no fee is due):              =  $0
                                                                   -----
--------------------------------------------------------------------------------
6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____________.
--------------------------------------------------------------------------------
7. Interest due -- if this Form is being filed more
   than 90 days after the end of the issuer's fiscal
   year (see Instruction D):                                       +$___________
--------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due
   [line 5(viii) plus line 7]:                                    = $___________
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: n/a

   Method of Delivery:
                           [  ] Wire Transfer
                           [  ] Mail or other means
--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ RITA DAM
                           --------------------------------
                           Rita Dam, Treasurer

Date     2/22/11
     ---------------

*Please print the name and title of the signing officer below the signature.

                                                  ------------------------------
                                                           OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number:          3235-0456
                                                  Expires:        March 31, 2012
                                                  Estimated average burden
                                                  hours per response           2
                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
--------------------------------------------------------------------------------
1. Name and address of issuer:

Investment Managers Series Trust
803 W. Michigan Street
Milwaukee, WI 53233
--------------------------------------------------------------------------------
2. The name of each series of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

FAMCO MLP & Energy Infrastructure Fund
--------------------------------------------------------------------------------
3. Investment Company Act File Number: 811-21719

   Securities Act File Number:         n/a
--------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:

November 30, 2010
--------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
--------------------------------------------------------------------------------
4(c). [ ] Check box if this is the last time the issuer will be filing this
Form.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. Calculation of registration fee:

   (i) Aggregate sale price of securities sold
   during the fiscal year pursuant to section 24(f):                $8,143,301
                                                                    ----------
   (ii) Aggregate price of securities redeemed or
   repurchased during the fiscal year:                   ($0)
                                                         ----
   (iii) Aggregate price of securities redeemed or
   repurchased during any prior fiscal year ending
   no earlier than October 11, 1995 that were not
   previously used to reduce registration fees
   payable to the Commission:                            $(0)
                                                         ----
   (iv) Total available redemption credits [add
   Items 5(ii) and 5(iii)]:                                         ($0)
                                                                    ----

   (v) Net sales - if Item 5(i) is greater than
   Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                 $8,143,301
                                                                    ----------
---------------------------------------------------------------
   (vi) Redemption credits available for use in
   future years If Item 5(i) is less than Item 5(iv)
   [subtract Item 5(iv) From Item 5(i)]:                 $(0)
                                                         ----
---------------------------------------------------------------
   (vii) Multiplier for determining registration fee
   (See Instruction C.9):                                           x 0.0001161
                                                                      ---------
   (viii) Registration fee due [multiply Item 5(v)
   by Item 5(vii)] (enter "0" if no fee is due):                    = $945.44
                                                                      -------
--------------------------------------------------------------------------------
6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.
--------------------------------------------------------------------------------
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                   +$___________
--------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   = $945.44
                                                                     -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 2/16/11

Method of Delivery:
                     [X]  Wire Transfer
                     [ ]  Mail or other means
--------------------------------------------------------------------------------


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ RITA DAM
                           -----------------------------------------------------
                           Rita Dam, Treasurer

Date           2/18/11
      -------------------------

*Please print the name and title of the signing officer below the signature.